ISSACHAR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
Shares		Fair Value
	COMMON STOCKS — 98.5%
	ASSET MANAGEMENT - 1.0%
4,200	Blue Owl Capital, Inc.	$ 97,692
	BIOTECH & PHARMA - 3.2%
500	Argenx S.E. - ADR(a)	307,500
	COMMERCIAL SUPPORT SERVICES - 2.1%
7,200	GEO Group, Inc. (The)(a)	201,456
	CONSUMER SERVICES - 2.1%
7,800	Universal Technical Institute, Inc.(a)	200,538
	ELECTRICAL EQUIPMENT - 3.0%
900	GE Vernova, LLC	296,037
	ENGINEERING & CONSTRUCTION - 1.0%
700	MasTec, Inc.(a)	95,298
	ENTERTAINMENT CONTENT - 6.8%
1,200	AppLovin Corporation, Class A(a)	388,596
2,600	Sea Ltd. - ADR(a)	275,860
		664,456
	FOOD - 1.0%
2,500	Vital Farms, Inc.(a)	94,225
	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
800	Tradeweb Markets, Inc., Class A	104,736
	INTERNET MEDIA & SERVICES - 2.1%
1,800	MakeMyTrip Ltd.(a)	202,104
	LEISURE FACILITIES & SERVICES - 7.1%
5,000	OneSpaWorld Holdings Ltd.	99,500
3,000	Planet Fitness, Inc., A(a)	296,610
1,400	TKO Group Holdings, Inc.(a)	198,954

ISSACHAR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	LEISURE FACILITIES & SERVICES - 7.1% (Continued)
2,200	Viking Holdings Ltd.(a)	$ 96,932
		691,996
	LEISURE PRODUCTS - 6.7%
1,100	Axon Enterprise, Inc.(a)	653,752
	MEDICAL EQUIPMENT & DEVICES - 14.3%
6,200	Axogen, Inc.(a)	102,176
4,200	Globus Medical, Inc., Class A(a)	347,382
800	Intuitive Surgical, Inc.(a)	417,568
2,000	Masimo Corporation(a)	330,600
4,900	Veracyte, Inc.(a)	194,040
		1,391,766
	METALS & MINING - 2.0%
2,500	Agnico Eagle Mines Ltd.	195,525
	RETAIL - CONSUMER STAPLES - 1.8%
1,600	Ollie's Bargain Outlet Holdings, Inc.(a)	175,568
	SEMICONDUCTORS - 8.1%
2,700	Marvell Technology, Inc.	298,215
4,700	Semtech Corporation(a)	290,695
1,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	197,490
		786,400
	SOFTWARE - 26.1%
10,100	Alkami Technology, Inc.(a)	370,468
1,200	Appfolio, Inc., Class A(a)	296,064
16,300	AvePoint, Inc.(a)	269,113
2,700	Cloudflare, Inc., Class A(a)	290,736
300	CyberArk Software Ltd.(a)	99,945
6,600	Palantir Technologies, Inc., Class A(a)	499,158
1,800	Shopify, Inc., Class A(a)	191,394
1,900	Vertex, Inc., Class A(a)	101,365
12,400	Weave Communications, Inc.(a)	197,408

ISSACHAR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	SOFTWARE - 26.1% (Continued)
1,000	Wix.com Ltd.(a)	$ 214,550
		2,530,201
	TECHNOLOGY HARDWARE - 9.0%
1,800	Arista Networks, Inc.(a)	198,954
1,000	Celestica, Inc.(a)	92,300
8,700	Credo Technology Group Holding Ltd.(a)	584,727
		875,981
	TOTAL COMMON STOCKS (Cost $9,834,972)	9,565,231
	SHORT-TERM INVESTMENT — 1.9%
	MONEY MARKET FUND - 1.9%
183,585	Fidelity Investments Money Market Government Portfolio, Class I, 4.33% (Cost $183,585)(b)	183,585
	TOTAL INVESTMENTS - 100.4% (Cost $10,018,557)	$ 9,748,816
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(39,107)
	NET ASSETS - 100.0%	$ 9,709,709

ADR	- American Depositary Receipt
LLC	- Limited Liability Company
LTD	- Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.